Taxation - Movement in deferred tax assets and liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	£ (3,222)	£ (3,381)
Hyperinflation adjustment	(6)
Exchange adjustments		136
(Charge)/credit to income statement	114	22
(Charge)/credit to statement of comprehensive income	2
Arising on business acquisitions/disposals	35
Reclassification and other movements		1
Ending balance	(3,077)	(3,222)
Accelerated capital allowances
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(94)	(90)
Hyperinflation adjustment	(3)
Exchange adjustments		6
(Charge)/credit to income statement	4	(10)
Ending balance	(93)	(94)
Intangibles
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(3,613)	(3,641)
Hyperinflation adjustment	(2)
Exchange adjustments	19	153
(Charge)/credit to income statement	87	(125)
Arising on business acquisitions/disposals	35
Ending balance	(3,474)	(3,613)
Pensions & other post-employment benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	32	30
Exchange adjustments	(1)	(1)
(Charge)/credit to income statement	(1)	6
(Charge)/credit to statement of comprehensive income	(7)	(3)
Ending balance	23	32
Tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	11	14
Exchange adjustments		(1)
(Charge)/credit to income statement	2	(2)
Ending balance	13	11
Intra-group profit
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	175	135
Exchange adjustments	(11)	(12)
(Charge)/credit to income statement	(54)	52
Ending balance	110	175
Other net temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	267	171
Hyperinflation adjustment	(1)
Exchange adjustments	(7)	(9)
(Charge)/credit to income statement	76	101
(Charge)/credit to statement of comprehensive income	9	3
Reclassification and other movements		1
Ending balance	£ 344	£ 267